Long-term debt	12 Months Ended
Dec. 31, 2018
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term Debt:

8.       Long-term debt:

New Financing Activities during the year ended December 31, 2018

i)	NBG $30,000 Facility:

On April 19, 2018, the Company entered into a loan agreement with the National Bank of Greece (the “NBG $30,000 Facility”), for the refinancing of the then existing agreement with Commerzbank (the “Commerzbank $120,000 Facility”). On May 3, 2018 the Company drew $30,000 under the NBG $30,000 Facility, which was used along with cash on hand to fully repay the outstanding amount of $34,726 under the Commerzbank $120,000 Facility. The NBG $30,000 Facility is secured by a first priority mortgage on the vessels Star Gamma, Star Delta, Star Epsilon, Star Theta, Star Iris and Star Aurora. The NBG $30,000 Facility matures on December 31, 2022 and is repayable in 19 equal quarterly installments of $950 each, commencing in August 2018, and a final balloon payment of $11,950, payable together with the last installment.

ii)	Credit Agricole $43,000 Facility:

On August 21, 2018, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $43,000 Facility”) for the financing of an aggregate amount of $43,000, to refinance the outstanding amount of $44,100 under the then existing agreement with Credit Agricole (the “Credit Agricole $70,000 Facility”). The amount of $43,000 was drawn on August 23, 2018, in two equal tranches of $21,500, each being repayable in 20 equal quarterly installments of $625 and a balloon payment of $9,000, payable together with the last installment. The facility is secured by the vessels Star Borealis and Star Polaris.

iii)	HSBC $80,000 Facility:

On September 26, 2018, the Company entered into a loan agreement with HSBC Bank plc (the “HSBC $80,000 Facility”) to refinance the aggregate outstanding amount of $74,647 under the agreement with HSH Nordbank (the “HSH Nordbank $64,500 Facility”) and with HSBC (the “HSBC $86,600 Facility”). The amount of $80,000 was drawn on September 28, 2018, and is repayable in 20 equal quarterly installments of $2,380 and a balloon payment of $32,400, payable together with the last installment. The facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Cosmo, Star Kappa, Star Omicron, and Star Zeta.

iv)	DNB $310,000 Facility:

On September 27, 2018, the Company entered into a loan agreement with DNB Bank ASA (the “DNB $310,000 Facility”), for an amount of up to $310,000, available in two tranches. The first tranche of $240,000 was used to refinance the aggregate outstanding amount of $240,440 under the then existing facilities with (i) ABN AMRO (the “ABN $87,458 Facility”), (ii) DNB, SEB and CEXIM (the “DNB-SEB-CEXIM $227,500 Facility”), (iii) DNB (the “DNB $120,000 Facility”), (iv) Deutsche Bank AG (the “Deutsche Bank AG $39,000 Facility”) and (v) ABN AMRO Bank N.V.(the “ABN AMRO Bank N.V $30,844 Facility”). The loan is secured by a first priority mortgage on Big Bang, Strange Attractor, Big Fish, Pantagruel, Gargantua, Goliath, Maharaj, Star Poseidon, Star Nasia, Diva, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Sirius, Star Vega, Star Triumph, Star Charis, Star Suzanna, Star Angelina and Star Gwyneth. The first tranche was drawn down on September 28, 2018 and is repayable in 20 equal quarterly installments of $8,696 and a balloon payment of $66,087 payable together with the last installment. The second tranche of $70,000 will be used to finance the acquisition and installation of scrubber equipment for the mortgaged vessels under the DNB $310,000 Facility, is expected to be drawn in 2019, and will be repayable in 12 quarterly installments, each equal to $3,885 and the remaining balance will be repaid in the form of a balloon installment at the final repayment date of the first tranche.

v)	ING $47,800 Facility:

On September 28, 2018, the Company entered into a loan agreement with ING Bank N.V., London Branch (the “ING $47,800 Facility”) for an aggregate amount of $47,800, available in four tranches. The first two tranches of $45,000 in aggregate were used to refinance the outstanding amount of $51,876 under the then existing agreement with Deutsche Bank (the “Deutsche Bank $85,000 Facility”) and were both drawn on October 2, 2018. The two equal tranches of $22,500 are each repayable in 28 equal quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment. The remaining two tranches of $1,400 each will be used to finance the acquisition and installation of scrubber equipment for the two mortgaged vessels under the ING $47,800 Facility, are expected to be drawn in 2019, and will be repayable in 16 quarterly installments, of $88 each. The facility is secured by a first priority mortgage on Peloreus and Leviathan.

vi)	Citi $130,000 Facility:

On October 18, 2018, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citi $130,000 Facility”) for an amount of up to $130,000, to refinance the aggregate outstanding amount of $100,075 under the then existing agreement with Citibank N.A., London Branch (the “Citi Facility”) and the existing indebtedness of five of the Augustea Vessels (as described below). The amount under Citi $130,000 Facility was available in two equal tranches of $65,000, which were drawn on October 23, 2018 and November 5, 2018. Each tranche is repayable in 20 equal quarterly installments of $1,825, commencing in January 2019, and a balloon payment along with the last installment in an amount of $28,500. The Citi $130,000 Facility is secured by a first priority mortgage on Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina and five of the Augustea Vessels ABML Eva, Paola., Star Aphrodite, Star Lydia and Star Nicole.

vii)	ABN $115,000 Facility:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO BANK (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then existing indebtedness of four of the Augustea Vessels ABY Virginia, ABY Scarlett, ABY Jeannette and Star Audrey (as described below) and the second was used to partially finance the acquisition cost of the Star Bright (Note 5). The first and the second tranche are repayable in 20 equal quarterly installments of $1,705 and $282 respectively, and balloon payments are due along with the last installment in an amount of $35,428 and $2,260, respectively. The remaining two tranches of $17,875 each were drawn in January 2019 and were used to partially finance the acquisition cost of the Star Marianne and Star Janni. The loan is secured by a first priority mortgage on the four Augustea vessels and the Step 1 Vessels.

Assumed debt as part of the acquisition of Augustea Vessels:

As further described in Note 1, as part of the acquisition of the Augustea Vessels the Company assumed debt of approximately $308,279 including capital lease obligations of $127,101 through bareboat leases for four of the Augustea vessels (Note 5). During the fourth quarter of 2018, the Company used proceeds from (i) the second tranche of Citi $130,000 Facility to refinance the aggregate outstanding amount of $60,790 under the then existing agreement with Credit Suisse for five Augustea Vessels and (ii) the first tranche of ABN $115,000 Facility to refinance the aggregate outstanding amount of $69,907 under the then existing agreement with ABN AMRO for four Augustea Vessels. The remaining three Augustea vessels are financed under the two loan agreements described below:

i)	BNP Facility:

BNP Paribas provided financing under secured term loan agreement in two tranches, for the vessels Star Despoina and Pierra (the “BNP Facility”). On August 3, 2018, the date of the acquisition of the Augustea Vessels, the outstanding amount of the first and the second tranche was $15,914 and $14,977, respectively. The outstanding balance of the first tranche is repayable in 16 remaining quarterly installments, the first 15 of which are in an amount of $500 and the sixteenth is in an amount of $8,414. The outstanding balance of the second tranche is repayable in 17 remaining quarterly installments, the first 16 of which of $500 and the seventeenth is in an amount of $6,977 .The loan is secured by a first priority mortgage on the two Augustea vessels.

ii)	Bank of Tokyo Facility:

Bank of Tokyo provided financing under secured term loan agreement for the vessel Star Monica (the “Bank of Tokyo Facility”). On August 3, 2018, the date of the acquisition of the Augustea Vessels, the outstanding amount of the Bank of Tokyo Facility was $16,000 and is repayable in 17 remaining quarterly installments, the first sixteen of which are in the amount of $346 and the seventeenth is in an amount of $10,464. The loan is secured by a first priority mortgage on the Star Monica.

Pre - Existing Loan Facilities:

i)       HSH Nordbank AG $35,000 Facility:

On February 6, 2014, the Company entered into a new $35,000 secured term loan agreement (the “HSH Nordbank $35,000 Facility”) with HSH Nordbank AG. The borrowings under this new loan agreement were used to partially finance the acquisition cost of the vessels Star Challenger and Star Fighter. The HSH Nordbank $35,000 Facility is secured by a first priority mortgage over the financed vessels. This facility matures in February 2021 and is repayable in 28 equal, consecutive, quarterly installments, commencing in May 2014, of $312.5 and $291.7 for the Star Challenger and the Star Fighter, respectively, and a final balloon payment of $8,750 and $9,332.4, payable together with the last installments, for the Star Challenger and the Star Fighter, respectively.

Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.

In December 2018, the Company refinanced the tranche relating to Star Fighter through proceeds from a sale and lease back transaction with Kyowa Sansho Co. Ltd. described in Note 5.

ii)	NIBC $32,000 Facility:

On November 7, 2014, the Company and NIBC Bank N.V. entered into an agreement with respect to a credit facility (the “NIBC $32,000 Facility”) for the financing of an aggregate amount of up to $32,000, which is available in two tranches of $16,000, to partially finance the construction cost of two vessels, Star Aquarius and Star Pisces. An amount of $15,237 for each vessel was drawn in July and August 2015, concurrently with the delivery of the respective vessels to the Company. Each tranche is repayable in consecutive quarterly installments of $255, plus a balloon payment of $9,633 and $9,888, for each of the two vessels, both due in November 2020. The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the financed vessels.

Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.

iii)	DVB $24,750 Facility:

On October 30, 2014, the Company and DVB Bank SE, Frankfurt entered into an agreement with respect to a credit facility (the “DVB $24,750 Facility”), to partially finance the acquisition of 100% of the equity interests of Christine Shipco LLC, which is the owner of the vessel Star Martha. On October 31, 2014, the Company drew $24,750 which is repayable in 24 consecutive, quarterly principal payments of $900 for each of the first four quarters and of $450 for each of the remaining 20 quarters, and a balloon payment of $12,150 payable simultaneously with the last quarterly installment, which is due in October 2020. The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC.

Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.

iv)       Sinosure Facility:

On February 11, 2015, the Company and Deutsche Bank (China) Co., Ltd. Beijing Branch and HSBC Bank plc entered into six seperate agreements with respect to credit facilities (the “Sinosure Facility”) for the financing of an aggregate amount of $98,165 to partially finance the construction cost of the newbuilding vessels, Honey Badger, Wolverine, Star Antares, Star Lutas, Kennadi, Mackenzie, (the “Sinosure Financed Vessels”). The financing under the Sinosure Facility was available in six separate tranches, one for each of the Sinosure Financed Vessels, and is credit insured (95%) by China Export & Credit Insurance Corporation. Each tranche matures twelve years after each drawdown date and is repayable in 48 equal and consecutive quarterly installments. The Sinosure Facility is secured by a first priority cross collateralized mortgage over the Sinosure Financed Vessels. The vessels Honey Badger and Wolverine were delivered to the Company in February 2015. The vessel Star Antares was delivered to the Company in October 2015. The vessels Star Lutas and Kennadi were delivered to the Company in early January 2016 and the vessel Mackenzie was delivered to the Company in March 2016 (Note 5).

Please see below for information regarding the related Supplemental Agreement executed pursuant to the Restructuring Letter Agreements.

v)	Issuance of 8.30% 2022 Notes: On November 9, 2017 the Company completed a public offering of $50,000 aggregate principal amount of senior unsecured notes due in 2022 (the “2022 Notes”). The 2022 Notes will mature on November 15, 2022. The 2022 Notes are not guaranteed by any of the Company’s subsidiaries and bear interest at a rate of 8.30% per year, payable quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018. The Company may redeem the 2022 Notes at its option, in whole or in part, at any time after May 15, 2019, at a redemption price equal to 100% of the principal amount of the 2022 Notes to be redeemed plus accrued and unpaid interest. Prior to May 15, 2019, the Company may redeem the 2022 Notes, in whole or in part, at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest to the date of redemption. In addition, the Company may redeem the 2022 Notes in whole, but not in part, at any time at its option, at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date, if certain events occur involving changes in taxation.

In December 2017 the Company used the proceeds from the sale of the 2022 Notes to redeem in full the $50,000 aggregate principal amount of 8.00% Senior Notes due in 2019 (the “2019 Notes”) that had been issued in November 2014.

Supplemental Agreements executed during the year ended December 31, 2016

As of August 31, 2016, the Company entered into restructuring letter agreements (the “Restructuring Letter Agreements”) with all the banks and export credit agencies providing its senior credit facilities to, among other things, (i) defer principal payments owed from June 1, 2016 through June 30, 2018 to the due date of the balloon installments of each facility (the “ Deferred Amounts”), (ii) waive in full or substantially relax the financial covenants, effective during the period until and including December 31, 2019 and (iii) implement a cash sweep mechanism pursuant to which excess cash at consolidated level will be applied towards the payment of Deferred Amounts, payable pro rata based on each loan facility’s and lease agreement’s outstanding Deferred Amounts relative to the total Deferred Amounts at the end of each quarter. In exchange, the Company agreed to raise additional equity of not less than $50.0 million by September 30, 2016 (which condition was satisfied after the completion of the Company’s equity offering in September 2016) and impose restrictions on paying dividends until all Deferred Amounts have been repaid (the “Restructuring”). In July 2017, the Company finalized the Restructuring through the execution of all corresponding Supplemental Agreements (the “Supplemental Agreements”).

In accordance with the terms of the Supplemental Agreements, in 2017 the Company distributed pro rata to all parties under the Restructuring (including the lease provider): an amount of $9,768. During the year ended December 31, 2018 the Company made the following payments: (i) in February 2018, an amount of $35,632, representing the excess cash resulting from the cash sweep mechanism as of December 31, 2017, (ii) in May and July 2018 an amount of $30,000 and $22,723, respectively, representing the repayments that were in total at least equivalent to the amortization payments scheduled prior to the commencement of debt amortization holidays for the first and second quarter 2018, as decided by the Company in light of its then improved performance and the improved dry bulk market in general and (iii) in October 2018, the Company repaid all outstanding Deferred Amounts that had been accumulated from June 1, 2016 through September 30, 2018 and were still outstanding.

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility and general and specific assignments and guaranteed by Star Bulk Carriers Corp except for the Citi $130,000 Facility and BNP Facility which are also guaranteed by Star ABY LLC and the Bank of Tokyo Facility which is only guaranteed by Star ABY LLC.

Credit Facility and Senior Notes Covenants:

The Company’s outstanding credit facilities and senior notes generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under Company’s credit facilities;
•	change the flag, class or management of Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

Furthermore, the Company’s credit facilities and senior notes contain financial covenants requiring the Company to maintain various financial ratios, including:

•	a minimum percentage of aggregate vessel value to secured loans (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum EBITDA to interest coverage ratio;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

As of December 31, 2017 and 2018, the Company was required to maintain minimum liquidity, not legally restricted, of $51,359 and $53,500, respectively, which is included within “Cash and cash equivalents” in the balance sheets. In addition, as of December 31, 2017 and 2018, the Company was required to maintain minimum liquidity, legally restricted, of $15,589 and $8,956, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2018, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.

The weighted average interest rate (including the margin) related to the Company’s existing debt, 2019 and 2022 Notes and bareboat leases as of December 31, 2016, 2017 and 2018 was 4.13%, 4.72% and 5.59% respectively. The commitment fees incurred during the years ended December 31, 2016, 2017 and 2018, with regards to the Company’s unused credit facilities were $472, $6 and $1,049, respectively.

The principal payments required to be made after December 31, 2018, are as follows:

Twelve month periods ending	Amount
December 31, 2019	$101,007
December 31, 2020	129,395
December 31, 2021	101,380
December 31, 2022	115,544
December 31, 2023	293,802
December 31, 2024 and thereafter	56,695
Total Long term debt	$797,823
Unamortized debt issuance costs	10,997
Total Long term debt, net	$786,826
Current portion of long term debt	101,007
Long term debt, net	685,819

The current portion of long term debt as of December 31, 2018, includes the scheduled loan repayments for the twelve month period ended December 31, 2018 according to the outstanding loan agreements adjusted also in connection with the new refinancing agreements as described in Note 19 and an amount of $3,537 prepaid in January 2019 under NBG $30,000 Facility in connection with the sale of the Star Delta (Note 5).

The 2022 Notes mature in November, 2022 and are presented in the consolidated balance sheets as of December 31, 2018 net of unamortized debt issuance costs of $1,590.

All of the Company’s bank loans and applicable bareboat leases bear interest at LIBOR plus a margin. The amounts of “Interest and finance costs” included in the consolidated statements of operations are analyzed as follows:

	2016	2017	2018
Interest on long term debt and bareboat leases	$40,449	$48,814	$69,977
Less: Interest capitalized	(3,940)	(2,423)	(1,753)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	1,252	852	(3)
Amortization of debt issuance costs	2,855	2,660	3,253
Other bank and finance charges	601	555	2,241
Interest and finance costs	$41,217	$50,458	$73,715

During the years ended December 31, 2016, 2017 and 2018, in connection with the prepayments described above following (i) the sale of mortgaged vessels, (ii) the cancellation of certain loan commitments, (iii) the termination of two newbuilding contracts, (iv) the refinancing agreements entered into in 2018 and (v) the redemption of the 2019 Notes, as applicable, $2,375, $1,257 and $2,383 of unamortized debt issuance costs were written off and included under “Loss on debt extinguishment” in the consolidated statements of operations.